Employee Cost - Summary of Equity Settled Share Based Payments (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Options outstanding at the beginning of the year	7,812,427	0
Granted during the year	0	7,812,427
Forfeited/Expired during the year	(589,530)	0
Exercised during the year	0	0
Outstanding at the end of the year	7,222,897	7,812,427
Top of range [member]
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Number of shares to be issued for outstanding options (conditional on performance measures)	10,834,346	11,718,641
Bottom of range [member]
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Number of shares to be issued for outstanding options (conditional on performance measures)	3,611,449	3,906,214